Earnings/(Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of (losses) earnings per share
The components of the numerator for the calculation of basic and diluted EPS/(LPS) are as follows:

(in thousands of $)	Nine months ended September 30,
	2022	2021
Net income/(loss) net of non-controlling interests - continuing operations - basic and diluted	803,822	(173,014)
Net (loss)/income net of non-controlling interests - discontinued operations - basic and diluted	(87,487)	578,855

The components of the denominator for the calculation of basic and diluted EPS/(LPS) are as follows:

(in thousands of $)	Nine months ended September 30,
	2022	2021
Basic:
Weighted average number of common shares outstanding	108,030	110,123

Dilutive:
Dilutive impact of share options and RSUs	563	229
Weighted average number of common shares outstanding	108,593	110,352

EPS/(LPS) per share are as follows:

	Nine months ended September 30,
	2022	2021
Basic EPS/(LPS) from continuing operations	$7.44	$(1.57)
Diluted EPS/(LPS) from continuing operations	$7.40	$(1.57)
Basic and diluted (LPS)/EPS from discontinued operations	$(0.81)	$5.26